                         BARCLAYS GLOBAL INVESTORS FUNDS

                              ASSET ALLOCATION FUND
                                 BOND INDEX FUND
                               S&P 500 STOCK FUND

                             PRIME MONEY MARKET FUND
                     Institutional Shares and Service Shares

            Supplement dated February 20, 2003 to the Prospectus for
             the Asset Allocation Fund, Bond Index Fund and S&P 500
           Stock Fund dated May 1, 2002, and to the Prospectuses for
               the Prime Money Market Fund dated February 3, 2003.

The following information supplements and should be read in conjunction with the Prospectuses for the funds listed above (each, a "Fund" and collectively, the "Funds").

     On February 12, 2003, the Funds' Board of Trustees approved the following changes to the Funds' service providers that will take effect on April 1, 2003:

     . SEI Investments Distribution Co. ("SEI") will replace Stephens Inc. ("Stephens") as the Funds' distributor. SEI is a registered broker/dealer located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. All references to Stephens as distributor throughout the Prospectuses should be replaced with SEI accordingly.

     . Stephens and Barclays Global Investors, N.A. ("BGI") will no longer serve as co-administrators for the Funds. BGI will serve as the sole administrator of the Funds and will be responsible for the administrative services previously provided by Stephens. The fees paid to BGI as sole administrator will be the same as the aggregate fees previously paid to Stephens and BGI as co-administrators. All references to Stephens and BGI in their roles as co-administrators throughout the Prospectuses should be replaced with BGI as sole administrator accordingly.

                         BARCLAYS GLOBAL INVESTORS FUNDS

                         INSTITUTIONAL MONEY MARKET FUND
                              Institutional Shares

   Supplement dated February 20, 2003 to the Prospectus for the Institutional
        Shares of the Institutional Money Market Fund dated May 1, 2002.

The following information supplements and should be read in conjunction with the Prospectus for the Institutional Shares of the Institutional Money Market Fund (the "Fund").

  1. In the "Shareholder Information" section of the Prospectus, the sub-section entitled "Who is Eligible to Invest" is replaced with the following:

      Who is Eligible to Invest

      To be eligible to purchase shares of the Institutional Money Market Fund directly, you must be an institutional investor. The minimum initial investment amount for the Institutional Shares is $10 million; however, in certain situations, this minimum initial investment amount can be reduced or waived. Contact IBT or your shareholder servicing agent for more information.

  2. In the "Shareholder Information" section of the Prospectus, the sub-section entitled "How to Sell Shares" is replaced with the following:

      How to Sell Shares*

  [X] Plan participant. Contact your Plan Sponsor or shareholder servicing agent.

  [X] Tax-deferred investor. Contact your Plan Sponsor or shareholder servicing agent.

  [X] Qualified buyer. Contact your shareholder servicing agent.

  [X] Direct buyer. See "Special Instructions for Direct Buyers" on page 11.

      You may sell Fund shares at any time without paying a sales charge. You must submit your order to sell shares by the close of regular trading on the NYSE (normally 4 pm Eastern Time) on any Business Day to sell shares at that day's net asset value. Orders received after the close of regular trading on the NYSE will be executed on the next Business Day.

      The Fund generally remits the proceeds from a sale the same Business Day after receiving a properly executed order. The Fund can delay payment for one day, or longer than one day under extraordinary circumstances.** Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of the investors.

      It is important that you call the Fund before executing a large transaction. In consideration of the interests of all shareholders, each Fund reserves the right to reject any purchase orders or delay delivery of your redemption proceeds--up to seven days--if the amount will disrupt a Fund's operation or performance.

      ______________
      * Under certain circumstances, the Fund reserves the right to send your sale proceeds in the form of securities from its Master Portfolio.
      ** Extraordinary circumstances as described in Section 22(e) of the Investment Company Act of 1940.

  3. On February 12, 2003, the Fund's Board of Trustees approved the following changes to the Fund's service providers that will take effect on April 1, 2003:

      . SEI Investments Distribution Co. ("SEI") will replace Stephens Inc. ("Stephens") as the Fund's distributor. SEI is a registered broker/dealer located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. All references to Stephens as distributor throughout the Prospectus should be replaced with SEI accordingly.

      . Stephens and Barclays Global Investors, N.A. ("BGI") will no longer serve as co-administrators for the Fund. BGI will serve as the sole administrator of the Fund and will be responsible for the administrative services previously provided by Stephens. The fees paid to BGI as sole administrator will be the same as the aggregate fees previously paid to Stephens and BGI as co-administrators. All references to Stephens and BGI in their roles as co-administrators throughout the Prospectus should be replaced with BGI as sole administrator accordingly.

                         BARCLAYS GLOBAL INVESTORS FUNDS

                         INSTITUTIONAL MONEY MARKET FUND
                     Aon Captives Shares and Service Shares

  Supplement dated February 20, 2003 to the Prospectuses for the Institutional
   Money Market Fund dated May 1, 2002 (as supplemented September 9, 2002) for the Aon Captives Shares, and dated November 18, 2002 for the Service Shares.

The following information supplements and should be read in conjunction with the Prospectuses for the Aon Captives Shares and Service Shares of the Institutional Money Market Fund (the "Fund").

  1. In the "Shareholder Information" section of the Prospectuses, the sub-section entitled "How to Sell Shares" is replaced with the following:

     How to Sell Shares*

     You may sell Fund shares at any time without paying a sales charge. You must submit your order to sell shares by the close of regular trading on the NYSE (normally 4 pm Eastern Time) on any Business Day to sell shares at that day's net asset value. Orders received after the close of regular trading on the NYSE will be executed on the next Business Day.

     The Fund generally remits the proceeds from a sale the same Business Day after receiving a properly executed order. The Fund can delay payment for one day, or longer than one day under extraordinary circumstances.** Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of the investors.

     It is important that you call the Fund before executing a large transaction. In consideration of the interests of all shareholders, each Fund reserves the right to reject any purchase orders or delay delivery of your redemption proceeds--up to seven days--if the amount will disrupt a Fund's operation or performance.

     __________
     * Under certain circumstances, the Fund reserves the right to send your sale proceeds in the form of securities from its Master Portfolio.
     ** Extraordinary circumstances as described in Section 22(e) of the Investment Company Act of 1940.

  2. On February 12, 2003, the Fund's Board of Trustees approved the following changes to the Fund's service providers that will take effect on April 1, 2003:

     . SEI Investments Distribution Co. ("SEI") will replace Stephens Inc. ("Stephens") as the Fund's distributor. SEI is a registered broker/dealer located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. All references to Stephens as distributor throughout the Prospectuses should be replaced with SEI accordingly.

     . Stephens and Barclays Global Investors, N.A. ("BGI") will no longer serve as co-administrators for the Fund. BGI will serve as the sole administrator of the Fund and will be responsible for the administrative services previously provided by Stephens. The fees paid to BGI as sole administrator will be the same as the aggregate fees previously paid to Stephens and BGI as co-administrators. All references to Stephens and BGI in their roles as co-administrators throughout the Prospectuses should be replaced with BGI as sole administrator accordingly.

                         BARCLAYS GLOBAL INVESTORS FUNDS

                                MONEY MARKET FUND

              Supplement dated February 20, 2003 to the Prospectus
                  for the Money Market Fund dated May 1, 2002.

The following information supplements and should be read in conjunction with the Prospectus for the Money Market Fund (the "Fund").

1. In the "Shareholder Information" section of the Prospectus, the sub-section entitled "How to Sell Shares" is replaced with the following:

          How to Sell Shares*

     [X] Plan participant. Contact your Plan Sponsor or shareholder servicing agent.

     [X] Tax-deferred investor. Contact your Plan Sponsor or shareholder servicing agent.

     [X]  Qualified buyer. Contact your shareholder servicing agent.

     [X]  Direct buyer. See "Special Instructions for Direct Buyers" on page 10.

          You may sell Fund shares at any time without paying a sales charge. You must submit your order to sell shares by the close of regular trading on the NYSE (normally 4 pm Eastern Time) on any Business Day to sell shares at that day's net asset value. Orders received after the close of regular trading on the NYSE will be executed on the next Business Day.

          The Fund generally remits the proceeds from a sale the next Business Day after receiving a properly executed order. The Fund can delay payment for longer than one day under extraordinary circumstances.** Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a fund or the fair determination of the value of the Fund's net assets not reasonably practicable, or
          (iii) the SEC by order permits the suspension of the right of redemption for the protection of the investors.

          It is important that you call the Fund before executing a large transaction. In consideration of the interests of all shareholders, each Fund reserves the right to reject any purchase orders or delay delivery of your redemption proceeds--up to seven days--if the amount will disrupt a Fund's operation or performance.

          ____________
          * Under certain circumstances, the Fund reserves the right to send your sale proceeds in the form of securities from its Master Portfolio.
          ** Extraordinary circumstances as described in Section 22(e) of the Investment Company Act of 1940.

2. On February 12, 2003, the Fund's Board of Trustees approved the following changes to the Fund's service providers that will take effect on April 1, 2003:

     . SEI Investments Distribution Co. ("SEI") will replace Stephens Inc. ("Stephens") as the Fund's distributor. SEI is a registered broker/dealer located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. All references to Stephens as distributor throughout the Prospectus should be replaced with SEI accordingly.

     . Stephens and Barclays Global Investors, N.A. ("BGI") will no longer serve as co-administrators for the Fund. BGI will serve as the sole administrator of the Fund and will be responsible for the administrative services previously provided by Stephens. The fees paid to BGI as sole administrator will be the same as the aggregate fees previously paid to Stephens and BGI as co-administrators. All references to Stephens and BGI in their roles as co-administrators throughout the Prospectus should be replaced with BGI as sole administrator accordingly.

                         BARCLAYS GLOBAL INVESTORS FUNDS

                            LIFEPATH INCOME PORTFOLIO
                             LIFEPATH 2010 PORTFOLIO
                             LIFEPATH 2020 PORTFOLIO
                             LIFEPATH 2030 PORTFOLIO
                             LIFEPATH 2040 PORTFOLIO
                           Class I and Class R Shares

                       Supplement dated February 20, 2003
                     to the Prospectuses dated July 1, 2002

The following information supplements and should be read in conjunction with the Prospectuses for the funds listed above (each, a "Fund" and collectively, the "Funds").

  1. On February 12, 2003, the Funds' Board of Trustees (the "Board") approved the name change of the LifePath Income Portfolio to the "LifePath Retirement Portfolio." All references to the LifePath Income Portfolio throughout the Prospectuses should be replaced with LifePath Retirement Portfolio accordingly.

  2. On February 12, 2003, the Funds' Board approved the following changes to the Funds' service providers that will take effect on April 1, 2003:

     . SEI Investments Distribution Co. ("SEI") will replace Stephens Inc. ("Stephens") as the Funds' distributor. SEI is a registered broker/dealer located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. All references to Stephens as distributor throughout the Prospectuses should be replaced with SEI accordingly.

     . Stephens and Barclays Global Investors, N.A. ("BGI") will no longer serve as co-administrators for the Funds. BGI will serve as the sole administrator of the Funds and will be responsible for the administrative services previously provided by Stephens. The fees paid to BGI as sole administrator will be the same as the aggregate fees previously paid to Stephens and BGI as co-administrators. All references to Stephens and BGI in their roles as co-administrators throughout the Prospectuses should be replaced with BGI as sole administrator accordingly.